Share-based Payment - Expense Recognized for Employee Services Received (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expense arising from equity-settled share-based payment transactions	¥ 1,592
Total expense arising from share-based payment transactions	¥ 1,592